Reinsurance	12 Months Ended
Dec. 31, 2015
Reinsurance

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE IV - REINSURANCE

($ in thousands)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2015
Life insurance in force	$40,103,353	$9,581,863	$511,360	$31,032,850	1.6%

Premiums and contract charges:
Life insurance	$142,994	$20,251	$741	$123,484	0.6%
Accident and health insurance	15,842	1,160	0	14,682	0%

Total premiums and contract charges	$158,836	$21,411	$741	$138,166	0.5%

Year ended December 31, 2014
Life insurance in force	$38,743,278	$9,927,519	$550,942	$29,366,701	1.9%

Premiums and contract charges:
Life insurance	$139,430	$22,352	$830	$117,908	0.7%
Accident and health insurance	16,009	1,401	—	14,608	—%

Total premiums and contract charges	$155,439	$23,753	$830	$132,516	0.6%

Year ended December 31, 2013
Life insurance in force	$37,835,153	$10,303,425	$578,980	$28,110,708	2.1%

Premiums and contract charges:
Life insurance	$140,834	$25,564	$835	$116,105	0.7%
Accident and health insurance	14,359	1,537	—	12,822	—%

Total premiums and contract charges	$155,193	$27,101	$835	$128,927	0.6%

(1)	No reinsurance or coinsurance income was netted against premiums ceded in 2015, 2014 or 2013.